Deposits (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deposits, by Component, Alternative [Abstract]
Demand deposits, noninterest-bearing	$ 30,342,000	$ 31,146,000
Demand deposits, interest-bearing	21,249,000	19,307,000
Money market deposits	84,946,000	92,576,000
Savings deposits	230,621,000	213,411,000
Time deposits of $100,000 or more	109,941,000	108,598,000
Other time deposits	138,356,000	146,867,000
Brokered time deposits	21,752,000	22,950,000
Total deposits	637,207,000	634,855,000
Scheduled maturities of certificates of deposit [Abstract]
2013	195,897,000
2014	43,484,000
2015	10,350,000
2016	8,151,000
2017	12,167,000
Thereafter	0
Total	270,049,000
Deposits from related parties	$ 5,767,000	$ 6,705,000